Related parties - Key management remuneration share-based payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Executive directors
Disclosure of transactions between related parties
Share-based payment	R 30	R 29
Prescribed Officers
Disclosure of transactions between related parties
Share-based payment	R 41	R 45